John Hancock Fundamental All Cap Core ETF Expense Example - John Hancock Fundamental All Cap Core ETF - N/A	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 74
Expense Example, with Redemption, 3 Years	1,043
Expense Example, with Redemption, 5 Years	2,019
Expense Example, with Redemption, 10 Years	$ 4,492